Capital Requirements and Restriction on Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2018
Capital Requirements And Restriction On Retained Earnings [Abstract]
Actual Capital Levels and Minimum Required Capital Levels

The Company’s and Civista’s actual capital levels and minimum required capital levels at December 31, 2018 and 2017 were as follows:

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2018
Total Risk Based Capital
Consolidated	$260,531	16.1%	$129,080	8.0%	n/a	n/a
Civista	228,620	14.2	128,918	8.0	$161,407	10.0%
Tier I Risk Based Capital
Consolidated	246,852	15.3	96,810	6.0	n/a	n/a
Civista	213,922	13.3	96,689	6.0	129,125	8.0
CET1 Risk Based Capital
Consolidated	208,061	12.9	72,608	4.5	n/a	n/a
Civista	203,441	12.6	72,517	4.5	104,914	6.5
Leverage
Consolidated	246,852	12.8	80,788	4.0	n/a	n/a
Civista	213,922	10.6	80,642	4.0	100,802	5.0
2017
Total Risk Based Capital
Consolidated	$200,772	16.6%	$97,025	8.0%	n/a	n/a
Civista	161,394	13.3	96,880	8.0	$121,100	10.0%
Tier I Risk Based Capital
Consolidated	187,638	15.5	72,769	6.0	n/a	n/a
Civista	147,473	12.2	72,660	6.0	96,880	8.0
CET1 Risk Based Capital
Consolidated	140,853	11.6	54,576	4.5	n/a	n/a
Civista	136,760	11.3	54,495	4.5	78,715	6.5
Leverage
Consolidated	187,638	12.7	59,089	4.0	n/a	n/a
Civista	147,473	10.0	59,031	4.0	73,788	5.0